Other Current Assets - Schedule of Other Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other assets	$ 51	$ 62
Regulatory assets (Note 12)	46	189
Materials and supplies	35	25
Derivative assets (Note 17)	0	5
Other current assets	$ 132	$ 281